14. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes Payable Capitalized Leases And Long Term Debt Details
BFI Finance Corp Secured Credit Facility	$ 477,812	$ 568,475
TransTech capitalized leases, net of capitalized interest	7,744	17,943
Note payable to Umpqua Bank	200,000
Related party notes payable:
James Gingo Promissory Note		1,000,000
Lynn Felsinger		49,500
Total debt	685,556	1,635,918
Less current portion of long term debt	(683,101)	(1,631,903)	(1,537,191)
Long term debt	$ 2,455	$ 4,015	$ 1,014,582